Inventories (Tables)	12 Months Ended
Jun. 30, 2021
Disclosure of inventories [text block] [Abstract]
Schedule of inventories
	2021	2020

Soybean	169,927	68,975
Corn	40,678	37,223
Bean	11,969	3,279
Cotton	11,114	3,500
Other harvests	224	340
Agricultural products	233,912	113,317

Raw materials	31,947	25,461
	265,859	138,778

Schedule of adjustment to recoverable value of inventories of agricultural products
At June 30, 2019	(271)
Adjustment to recoverable value of agricultural products, net	(4,153)
Realization as cost of sales	1,763
At June 30, 2020	(2,661)
Adjustment to recoverable value of agricultural products, net	(22,728)
Realization as cost of sales	1,905
At June 30, 2021	(23,484)